Operating Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Operating Leases	Operating Leases
Rental income

The components of operating lease income are as follows:

(in $ millions)	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Time charter revenues	53.3	29.9	86.9	51.9

Time charter revenues on our index-linked charters were $43.8 million and $67.4 million in the three and six months ended June 30, 2026, respectively, and $24.3 million and $44.5 million in the three and six months ended June 30, 2025, respectively.
Some of our index-linked time charters were converted to fixed rates in certain periods.